Schedule of Investments Guardian Portfolio^

(Unaudited) March 31, 2019

NUMBER OF SHARES		VALUE†
Common Stocks 92.9%
Aerospace & Defense 3.8%
900	Boeing Co.	$343,278
4,410	General Dynamics Corp.	746,525
5,040	Raytheon Co.	917,683
		2,007,486
Airlines 2.1%
20,935	Delta Air Lines, Inc.	1,081,293

Banks 1.0%
5,140	JPMorgan Chase & Co.	520,322

Biotechnology 2.9%
13,365	Gilead Sciences, Inc.	868,859
24,816	Moderna, Inc.	486,393	*(a)(e)
7,000	Moderna, Inc.	142,450	*(b)
		1,497,702
Capital Markets 8.0%
2,680	BlackRock, Inc.	1,145,351
29,780	Brookfield Asset Management, Inc. Class A	1,389,237
6,165	CME Group, Inc.	1,014,636
3,080	S&P Global, Inc.	648,494
		4,197,718
Chemicals 2.7%
18,133	Ashland Global Holdings, Inc.	1,416,731

Electric Utilities 1.4%
3,750	NextEra Energy, Inc.	724,950

Electronic Equipment, Instruments & Components 2.6%
13,990	CDW Corp.	1,348,216

Entertainment 4.1%
24,000	Activision Blizzard, Inc.	1,092,720
7,720	Spotify Technology SA	1,071,536	*
		2,164,256
Food & Staples Retailing 1.6%
2,920	Costco Wholesale Corp.	707,049
1,320	Walmart, Inc.	128,739
		835,788
Food Products 2.5%
35,300	Conagra Brands, Inc.	979,222
14,550	Hain Celestial Group, Inc.	336,396	*
		1,315,618
Health Care Equipment & Supplies 4.0%
5,685	Baxter International, Inc.	462,247
11,610	DENTSPLY SIRONA, Inc.	575,740
11,300	Medtronic PLC	1,029,204
		2,067,191
Health Care Providers & Services 3.1%
15,530	CVS Health Corp.	837,533
3,205	UnitedHealth Group, Inc.	792,468
		1,630,001
Hotels, Restaurants & Leisure 2.9%
625	Domino’s Pizza, Inc.	161,313
7,020	McDonald’s Corp.	1,333,098
		1,494,411
Industrial Conglomerates 1.1%
2,650	3M Co.	550,617

Interactive Media & Services 6.9%
1,920	Alphabet, Inc. Class A	2,259,629	*
8,085	Facebook, Inc. Class A	1,347,689	*
		3,607,318
Internet & Direct Marketing Retail 7.3%
1,525	Alibaba Group Holding Ltd. ADR	278,236	*
960	Amazon.com, Inc.	1,709,520	*
815	Booking Holdings, Inc.	1,422,102	*
3,260	Expedia Group, Inc.	387,940
		3,797,798
IT Services 4.2%
3,630	PayPal Holdings, Inc.	376,939	*
11,685	Visa, Inc. Class A	1,825,080
		2,202,019
Machinery 0.5%
16,980	Gates Industrial Corp. PLC	243,493	*

Multi-Utilities 1.6%
20,359	Brookfield Infrastructure Partners LP	852,431

Oil, Gas & Consumable Fuel 2.0%
28,235	Enbridge, Inc.	1,023,801

Professional Services 5.7%
9,010	Equifax, Inc.	1,067,685
28,875	IHS Markit Ltd.	1,570,223	*
2,430	Verisk Analytics, Inc.	323,190
		2,961,098
Road & Rail 0.5%
3,775	CSX Corp.	282,446

Software 7.5%
3,090	Elastic NV	246,798	*
22,200	Microsoft Corp.	2,618,268
6,505	salesforce.com, Inc.	1,030,197	*
		3,895,263
Specialty Retail 5.2%
4,870	Home Depot, Inc.	934,504
26,130	Hudson Ltd. Class A	359,287	*
11,370	Lowe’s Cos., Inc.	1,244,674
1,960	Tractor Supply Co.	191,610
		2,730,075
Technology Hardware, Storage & Peripherals 3.4%
9,300	Apple, Inc.	1,766,535

Textiles, Apparel & Luxury Goods 2.3%
9,670	PVH Corp.	1,179,257

Trading Companies & Distributors 2.0%
24,285	HD Supply Holdings, Inc.	1,052,755	*

Total Common Stocks (Cost $37,411,803)		48,446,589

See Notes to Schedule of Investments

NUMBER OF SHARES		VALUE†
Master Limited Partnerships 1.3%
Capital Markets 1.3%
19,435	Blackstone Group LP (Cost $692,305)	$679,642

Short-Term Investments 7.1%
Investment Companies 7.1%
3,575,644	State Street Institutional Treasury Money Market Fund Premier Class, 2.35%(c)	3,575,644
141,730	State Street Navigator Securities Lending Government Money Market Portfolio, 2.42%(c)	141,730	(d)

Total Short-Term Investments (Cost $3,717,374)		3,717,374

Total Investments 101.3% (Cost $41,821,482)		52,843,605
Liabilities Less Other Assets (1.3)%		(652,861)

Net Assets 100.0%		$52,190,744

*	Non-income producing security.
(a)

Security fair valued as of March 31, 2019 in accordance with procedures approved by the Fund’s Board of Trustees. Total value of all such securities at March 31, 2019 amounted to $486,393, which represents 0.9% of net assets of the Fund.

(b)	The security or a portion of this security is on loan at March 31, 2019. Total value of all such securities at March 31, 2019 amounted to $142,430 for the Fund.
(c)	Represents 7-day effective yield as of March 31, 2019.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

(e)

This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale. At March 31, 2019, this security amounted to $486,393, which represents 0.9% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 3/31/2019	Fair Value Percentage of Net Assets as of 3/31/2019

Moderna, Inc.	12/7/2018	$474,998	0.9%	$486,393	0.9%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2019:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Biotechnology	$1,011,309	$486,393	$—	$1,497,702
Other Common Stocks(a)	46,948,887	—	—	46,948,887
Total Common Stocks	47,960,196	486,393	—	48,446,589
Master Limited Partnerships(a)	679,642	—	—	679,642
Short-Term Investments	—	3,717,374	—	3,717,374
Total Investments	$48,639,838	$4,203,767	$—	$52,843,605

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

Schedule of Investments International Equity Portfolio^

(Unaudited) March 31, 2019

NUMBER OF SHARES		VALUE†
Common Stocks 97.6%
Australia 0.9%
130,328	Insurance Australia Group Ltd.	$710,702

Austria 1.5%
25,013	BAWAG Group AG	1,103,815	(a)

Belgium 1.4%
15,771	KBC Group NV	1,101,803

Canada 3.8%
18,206	Alimentation Couche-Tard, Inc. Class B	1,072,456
17,045	Kinaxis, Inc.	994,499	*
24,525	Suncor Energy, Inc.	794,835
		2,861,790
China 2.7%
8,297	Alibaba Group Holding Ltd. ADR	1,513,788	*
3,239	Baidu, Inc. ADR	533,949	*
		2,047,737
Denmark 0.2%
5,828	Ambu A/S	154,207

Finland 0.7%
14,185	Huhtamaki OYJ	527,802	(b)

France 6.2%
6,892	Air Liquide SA	876,320
5,143	Arkema SA	489,571
7,450	Pernod-Ricard SA	1,337,126
34,460	SPIE SA	609,211	(b)
19,418	TOTAL SA	1,078,652
11,779	Valeo SA	341,559
		4,732,439
Germany 9.6%
15,146	Brenntag AG	779,842
3,487	Continental AG	524,929
23,554	CTS Eventim AG & Co. KGaA	1,116,053
2,790	Deutsche Boerse AG	357,723
12,536	Gerresheimer AG	942,172
3,630	Henkel AG & Co. KGaA, Preference Shares	370,548
57,762	Infineon Technologies AG	1,145,891
9,675	SAP SE ADR	1,117,075
13,447	Scout24 AG	696,286	(a)
6,156	Stabilus SA	296,936
		7,347,455
Hong Kong 3.8%
69,600	AIA Group Ltd.	692,901
468,400	HKBN Ltd.	745,865
220,800	Techtronic Industries Co. Ltd.	1,483,729
		2,922,495
Ireland 2.5%
24,497	CRH PLC	757,770
10,329	Kerry Group PLC Class A	1,152,863
		1,910,633
Israel 1.5%
9,133	Check Point Software Technologies Ltd.	1,155,233	*

Japan 13.8%
29,200	Bridgestone Corp.	1,123,949
9,900	Daikin Industries Ltd.	1,158,558
9,700	Hoya Corp.	639,694
292,100	Ichigo, Inc.	998,880
7,200	Kao Corp.	566,359
2,400	Keyence Corp.	1,493,531
7,300	Kose Corp.	1,339,069
63,000	Sanwa Holdings Corp.	748,633
16,600	Shionogi & Co. Ltd.	1,026,285
1,600	SMC Corp.	599,549
500	TechnoPro Holdings, Inc.	29,775
13,400	Toyota Motor Corp.	784,317
		10,508,599
Luxembourg 1.0%
16,789	Befesa SA	731,665	*(a)

Mexico 0.7%
126,758	Infraestructura Energetica Nova SAB de CV	509,376

Netherlands 8.2%
25,897	AerCap Holdings NV	1,205,246	*
11,322	ASML Holding NV	2,123,516
13,174	Heineken NV	1,390,309
33,029	Intertrust NV	622,445	(a)
10,466	NXP Semiconductors NV	925,090
		6,266,606
Norway 1.0%
84,799	Sbanken ASA	769,832	(a)

Portugal 1.1%
50,529	Galp Energia SGPS SA	809,404

Singapore 1.2%
50,900	DBS Group Holdings Ltd.	947,579

Sweden 0.4%
14,577	Assa Abloy AB Class B	314,672

Switzerland 14.6%
9,481	Cie Financiere Richemont SA	690,687
16,522	Ferguson PLC	1,050,992
299	Givaudan SA	763,903
19,813	Julius Baer Group Ltd.	800,479	*
2,087	Lonza Group AG	647,216	*
7,955	Novartis AG	765,182
1,340	Partners Group Holding AG	974,301
3,576	Roche Holding AG	985,263
304	SGS SA	756,527
65,662	SIG Combibloc Group AG	672,611	*
5,661	Sonova Holding AG	1,119,977
4,769	Tecan Group AG	1,124,540
60,172	UBS Group AG	729,376	*
		11,081,054
United Kingdom 17.2%
6,758	Aon PLC	1,153,591

See Notes to Schedule of Investments

NUMBER OF SHARES		VALUE†
146,535	Biffa PLC	$423,697	(a)
44,254	Bunzl PLC	1,459,409
80,330	Clinigen Group PLC	969,358
61,183	Compass Group PLC	1,437,966
7,630	DCC PLC	659,366
16,210	Fevertree Drinks PLC	637,393
15,229	London Stock Exchange Group PLC	942,361
55,568	Prudential PLC	1,112,758
7,372	Reckitt Benckiser Group PLC	612,778
67,469	RELX PLC	1,442,468
136,545	Rentokil Initial PLC	628,319
17,878	Spectris PLC	584,458
78,213	St. James’s Place PLC	1,047,208
		13,111,130
United States 3.6%
5,156	Core Laboratories NV	355,403
412,445	Samsonite International SA	1,321,409	*(a)
23,960	Sensata Technologies Holding PLC	1,078,679	*
		2,755,491
Total Common Stocks (Cost $65,475,624)		74,381,519

Short-Term Investments 2.9%
Investment Companies 2.9%
1,533,224	State Street Institutional Treasury Money Market Fund Premier Class, 2.35%(c)	1,533,224
662,329	State Street Navigator Securities Lending Government Money Market Portfolio, 2.42%(c)	662,329	(d)

Total Short-Term Investments (Cost $2,195,553)		2,195,553

Total Investments 100.5% (Cost $67,671,177)		76,577,072
Liabilities Less Other Assets (0.5)%		(406,024)

Net Assets 100.0%		$76,171,048

*                      Non-income producing security.

(a)              Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at March 31, 2019 amounted to $5,669,149, which represents 7.4% of net assets of the Fund.

(b)              The security or a portion of this security is on loan at March 31, 2019. Total value of all such securities at March 31, 2019 amounted to approximately $638,415 for the Fund.

(c)               Represents 7-day effective yield as of March 31, 2019.

(d)              Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY

Industry	Investments at Value†	Percentage of Net Assets
Capital Markets	$4,851,448	6.4%
Trading Companies & Distributors	4,495,489	5.9%
Semiconductors & Semiconductor Equipment	4,194,497	5.5%
Banks	3,923,029	5.2%
Life Sciences Tools & Services	3,683,286	4.8%
Insurance	3,669,952	4.8%
Beverages	3,364,828	4.4%
Software	3,266,807	4.3%
Professional Services	2,851,215	3.7%
Pharmaceuticals	2,776,730	3.7%
Oil, Gas & Consumable Fuels	2,682,891	3.5%
Commercial Services & Supplies	2,392,892	3.1%
Building Products	2,221,863	2.9%
Chemicals	2,129,794	2.8%
Electronic Equipment, Instruments & Components	2,077,989	2.7%
Textiles, Apparel & Luxury Goods	2,012,096	2.6%
Auto Components	1,990,437	2.6%
Health Care Equipment & Supplies	1,913,878	2.5%
Personal Products	1,905,428	2.5%
Internet & Direct Marketing Retail	1,513,788	2.0%
Household Durables	1,483,729	1.9%
Hotels, Restaurants & Leisure	1,437,966	1.9%
Interactive Media & Services	1,230,235	1.6%
Containers & Packaging	1,200,413	1.6%
Food Products	1,152,863	1.5%
Entertainment	1,116,053	1.5%
Electrical Equipment	1,078,679	1.4%
Food & Staples Retailing	1,072,456	1.4%
Real Estate Management & Development	998,880	1.3%
Household Products	983,326	1.3%
Machinery	896,485	1.2%
Automobiles	784,317	1.0%
Construction Materials	757,770	1.0%
Diversified Telecommunication Services	745,865	1.0%
Industrial Conglomerates	659,366	0.9%
Gas Utilities	509,376	0.7%
Energy Equipment & Services	355,403	0.5%
Short-Term Investments and Other Liabilities-Net	1,789,529	2.4%
	$76,171,048	100.0%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2019:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$74,381,519	$—	$—	$74,381,519
Short-Term Investments	—	2,195,553	—	2,195,553
Total Investments	$74,381,519	$2,195,553	$—	$76,577,072

(a)              The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^                       A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio^

(Unaudited) March 31, 2019

NUMBER OF SHARES		VALUE†
Common Stocks 92.5%
Aerospace & Defense 1.3%
7,824	United Technologies Corp.	$1,008,435

Banks 6.6%
10,020	Citigroup, Inc.	623,444
32,467	JPMorgan Chase & Co.	3,286,634
3,454	M&T Bank Corp.	542,347
10,778	Wells Fargo & Co.	520,793
		4,973,218
Chemicals 0.6%
15,448	Mosaic Co.	421,885

Communications Equipment 0.5%
7,398	Cisco Systems, Inc.	399,418

Diversified Telecommunication Services 5.1%
52,044	AT&T, Inc.	1,632,100
37,759	Verizon Communications, Inc.	2,232,690
		3,864,790
Electric Utilities 6.9%
15,670	American Electric Power Co., Inc.	1,312,362
35,068	Exelon Corp.	1,757,959
35,473	FirstEnergy Corp.	1,476,032
3,762	NextEra Energy, Inc.	727,270
		5,273,623
Electrical Equipment 1.5%
4,465	AMETEK, Inc.	370,461
11,439	Emerson Electric Co.	783,228
		1,153,689
Energy Equipment & Services 0.6%
10,185	Schlumberger Ltd.	443,760

Equity Real Estate Investment Trusts 4.5%
19,197	Equity Residential	1,445,918
15,011	Prologis, Inc.	1,080,041
4,001	Public Storage	871,338
		3,397,297
Food & Staples Retailing 2.4%
18,668	Walmart, Inc.	1,820,690

Food Products 3.3%
50,164	Mondelez International, Inc. Class A	2,504,187

Health Care Equipment & Supplies 2.3%
15,436	Abbott Laboratories	1,233,954
6,525	Baxter International, Inc.	530,548
		1,764,502
Health Care Providers & Services 4.4%
12,327	Centene Corp.	654,564	*
4,825	Cigna Corp.	775,957
14,880	HCA Healthcare, Inc.	1,940,054
		3,370,575
Hotels, Restaurants & Leisure 0.3%
1,966	Yum! Brands, Inc.	196,226

Household Durables 2.0%
10,265	Lennar Corp. Class A	503,909
16,939	PulteGroup, Inc.	473,615
15,287	Toll Brothers, Inc.	553,389
		1,530,913
Household Products 3.6%
3,321	Colgate-Palmolive Co.	227,621
24,341	Procter & Gamble Co.	2,532,681
		2,760,302
Industrial Conglomerates 2.6%
93,789	General Electric Co.	936,952
6,528	Honeywell International, Inc.	1,037,430
		1,974,382
Insurance 6.5%
2,927	Aflac, Inc.	146,350
19,926	American International Group, Inc.	858,014
5,441	Aon PLC	928,779
5,545	Assurant, Inc.	526,276
18,649	Athene Holding Ltd. Class A	760,879	*
8,325	Chubb Ltd.	1,166,166
11,102	Hartford Financial Services Group, Inc.	551,991
		4,938,455
Life Sciences Tools & Services 0.6%
5,585	Agilent Technologies, Inc.	448,922

Machinery 2.8%
7,474	Caterpillar, Inc.	1,012,652
2,078	Deere & Co.	332,148
5,675	Illinois Tool Works, Inc.	814,533
		2,159,333
Media 0.6%
12,165	Comcast Corp. Class A	486,357

Metals & Mining 9.4%
35,271	Barrick Gold Corp.	483,565
46,469	BHP Group Ltd. ADR	2,540,460	(a)
19,792	Freeport-McMoRan, Inc.	255,119
81,097	Newmont Mining Corp.	2,900,840
13,325	Rio Tinto PLC ADR	784,176
3,338	Southern Copper Corp.	132,452
		7,096,612
Multi-Utilities 3.5%
4,906	Dominion Energy, Inc.	376,094
12,332	DTE Energy Co.	1,538,294
5,962	Sempra Energy	750,377
		2,664,765
Oil, Gas & Consumable Fuels 12.0%
17,027	Anadarko Petroleum Corp.	774,388
6,095	Cabot Oil & Gas Corp.	159,079
16,628	EOG Resources, Inc.	1,582,653
59,169	Exxon Mobil Corp.	4,780,855
12,295	Occidental Petroleum Corp.	813,929
2,166	Pioneer Natural Resources Co.	329,838
4,291	Valero Energy Corp.	364,006

See Notes to Schedule of Investments

NUMBER OF SHARES		VALUE†
22,334	WPX Energy, Inc.	$292,799	*
		9,097,547
Pharmaceuticals 5.8%
9,388	Elanco Animal Health, Inc.	301,073	*
15,235	Johnson & Johnson	2,129,701
18,006	Merck & Co., Inc.	1,497,559
10,672	Pfizer, Inc.	453,240
		4,381,573
Semiconductors & Semiconductor Equipment 0.4%
5,681	Intel Corp.	305,070

Specialty Retail 1.4%
9,919	Tiffany & Co.	1,046,950

Tobacco 0.1%
435	Philip Morris International, Inc.	38,450

Wireless Telecommunication Services 0.9%
9,972	T-Mobile US, Inc.	689,065	*

Total Common Stocks (Cost $63,155,276)		70,210,991

Short-Term Investments 10.1%
Investment Companies 10.1%
5,741,332	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.39%(b)	5,741,332
1,928,999	State Street Navigator Securities Lending Government Money Market Portfolio, 2.42%(b)	1,928,999	(c)

Total Short-Term Investments (Cost $7,670,331)		7,670,331

Total Investments 102.6% (Cost $70,825,607)		77,881,322
Liabilities Less Other Assets (2.6)%		(1,980,716)

Net Assets 100.0%		$75,900,606

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2019. Total value of all such securities at March 31, 2019 amounted to $1,908,748 for the Fund.
(b)	Represents 7-day effective yield as of March 31, 2019.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2019:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$70,210,991	$—	—	$70,210,991
Short-Term Investments	—	7,670,331	—	7,670,331
Total Investments	$70,210,991	$7,670,331	$—	$77,881,322

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) March 31, 2019

NUMBER OF SHARES		VALUE†
Common Stocks 94.6%
Aerospace & Defense 2.6%
25,000	Axon Enterprise, Inc.	$1,360,250	*
36,500	Harris Corp.	5,829,415
50,000	HEICO Corp.	4,743,500
		11,933,165
Auto Components 1.0%
60,000	Aptiv PLC	4,769,400

Banks 1.0%
20,000	SVB Financial Group	4,447,200	*

Biotechnology 4.8%
80,000	Array BioPharma, Inc.	1,950,400	*
52,500	BioMarin Pharmaceutical, Inc.	4,663,575	*
35,000	Exact Sciences Corp.	3,031,700	*
125,000	Exelixis, Inc.	2,975,000	*
70,000	Incyte Corp.	6,020,700	*
15,000	Neurocrine Biosciences, Inc.	1,321,500	*
12,000	Sarepta Therapeutics, Inc.	1,430,280	*
15,000	Seattle Genetics, Inc.	1,098,600	*
		22,491,755
Building Products 0.4%
100,000	Resideo Technologies, Inc.	1,929,000	*

Capital Markets 2.4%
40,000	Cboe Global Markets, Inc.	3,817,600
10,000	MarketAxess Holdings, Inc.	2,460,800
57,500	Raymond James Financial, Inc.	4,623,575
		10,901,975
Commercial Services & Supplies 2.9%
33,000	Cintas Corp.	6,669,630
75,750	Waste Connections, Inc.	6,710,692
		13,380,322
Communications Equipment 1.7%
57,500	Motorola Solutions, Inc.	8,074,150

Construction & Engineering 0.8%
80,000	MasTec, Inc.	3,848,000	*

Consumer Finance 1.0%
47,500	Green Dot Corp. Class A	2,880,875	*
175,000	SLM Corp.	1,734,250
		4,615,125
Containers & Packaging 1.7%
65,000	Ball Corp.	3,760,900
40,000	Packaging Corp. of America	3,975,200
		7,736,100
Diversified Consumer Services 2.4%
53,050	Bright Horizons Family Solutions, Inc.	6,743,186	*
110,000	Service Corp. International	4,416,500
		11,159,686
Electrical Equipment 1.3%
75,000	AMETEK, Inc.	6,222,750

Electronic Equipment, Instruments & Components 5.9%
71,000	Amphenol Corp. Class A	6,705,240
87,500	CDW Corp.	8,432,375
72,000	Keysight Technologies, Inc.	6,278,400	*
150,000	Trimble, Inc.	6,060,000	*
		27,476,015
Entertainment 2.3%
60,000	Take-Two Interactive Software, Inc.	5,662,200	*
55,000	World Wrestling Entertainment, Inc. Class A	4,772,900
		10,435,100
Food Products 0.7%
45,000	Lamb Weston Holdings, Inc.	3,372,300

Health Care Equipment & Supplies 6.1%
10,500	ABIOMED, Inc.	2,998,695	*
55,000	AxoGen, Inc.	1,158,300	*
25,100	Edwards Lifesciences Corp.	4,802,383	*
45,000	Hill-Rom Holdings, Inc.	4,763,700
10,000	IDEXX Laboratories, Inc.	2,236,000	*
50,000	Insulet Corp.	4,754,500	*(a)
15,000	Masimo Corp.	2,074,200	*
30,000	Merit Medical Systems, Inc.	1,854,900	*
26,500	Penumbra, Inc.	3,895,765	*
		28,538,443
Health Care Providers & Services 1.6%
15,000	Centene Corp.	796,500	*
52,500	Encompass Health Corp.	3,066,000
12,500	WellCare Health Plans, Inc.	3,371,875	*
		7,234,375
Health Care Technology 2.0%
37,500	Teladoc Health, Inc.	2,085,000	*
57,500	Veeva Systems, Inc. Class A	7,294,450	*
		9,379,450
Hotels, Restaurants & Leisure 4.2%
90,000	Eldorado Resorts, Inc.	4,202,100	*
100,000	Norwegian Cruise Line Holdings Ltd.	5,496,000	*
22,500	Planet Fitness, Inc. Class A	1,546,200	*
125,000	Red Rock Resorts, Inc. Class A	3,231,250
22,500	Vail Resorts, Inc.	4,889,250
		19,364,800
Household Products 0.9%
57,500	Church & Dwight Co., Inc.	4,095,725

Independent Power and Renewable Electricity Producers 1.0%
175,000	Vistra Energy Corp.	4,555,250

Industrial Conglomerates 1.4%
19,500	Roper Technologies, Inc.	6,668,415

Interactive Media & Services 1.1%
25,000	IAC/InterActiveCorp	5,252,750	*

IT Services 7.8%
37,500	Fiserv, Inc.	3,310,500	*
62,500	Global Payments, Inc.	8,532,500
70,000	Okta, Inc.	5,791,100	*
92,500	Square, Inc. Class A	6,930,100	*

See Notes to Schedule of Investments

NUMBER OF SHARES		VALUE†
57,000	Total System Services, Inc.	$5,415,570
47,500	Twilio, Inc. Class A	6,136,050	*
		36,115,820
Life Sciences Tools & Services 2.9%
24,500	Bio-Rad Laboratories, Inc. Class A	7,489,160	*
54,000	PRA Health Sciences, Inc.	5,955,660	*
		13,444,820
Machinery 4.8%
65,000	Altra Industrial Motion Corp.	2,018,250
61,872	Fortive Corp.	5,190,442
44,000	IDEX Corp.	6,676,560
35,000	Stanley Black & Decker, Inc.	4,765,950
45,000	Xylem, Inc.	3,556,800
		22,208,002
Media 1.3%
200,000	Altice USA, Inc. Class A	4,296,000
17,500	Nexstar Media Group, Inc. Class A	1,896,475
		6,192,475
Oil, Gas & Consumable Fuels 0.9%
22,500	Cheniere Energy, Inc.	1,538,100	*
25,000	Concho Resources, Inc.	2,774,000
		4,312,100
Pharmaceuticals 0.7%
70,000	Aerie Pharmaceuticals, Inc.	3,325,000	*

Professional Services 2.0%
20,000	CoStar Group, Inc.	9,328,400	*

Road & Rail 0.8%
25,000	Old Dominion Freight Line, Inc.	3,609,750

Semiconductors & Semiconductor Equipment 5.0%
235,000	Advanced Micro Devices, Inc.	5,997,200	*
30,000	KLA-Tencor Corp.	3,582,300
42,500	Monolithic Power Systems, Inc.	5,758,325
62,500	Xilinx, Inc.	7,924,375
		23,262,200
Software 10.3%
40,000	Autodesk, Inc.	6,232,800	*
20,000	Palo Alto Networks, Inc.	4,857,600	*
40,000	Proofpoint, Inc.	4,857,200	*
70,000	RingCentral, Inc. Class A	7,546,000	*
35,000	ServiceNow, Inc.	8,627,150	*
60,000	Splunk, Inc.	7,476,000	*
7,500	Ultimate Software Group, Inc.	2,475,975	*
30,000	Workday, Inc. Class A	5,785,500	*
		47,858,225
Specialty Retail 6.0%
41,000	Burlington Stores, Inc.	6,423,880	*
50,000	Five Below, Inc.	6,212,500	*
13,000	O’Reilly Automotive, Inc.	5,047,900	*
63,000	Ross Stores, Inc.	5,865,300
12,500	Ulta Beauty, Inc.	4,359,125	*
		27,908,705
Textiles, Apparel & Luxury Goods 0.3%
12,900	Columbia Sportswear Co.	1,343,922

Trading Companies & Distributors 0.6%
25,000	United Rentals, Inc.	2,856,250	*

Total Common Stocks (Cost $324,475,590)		439,646,920

Short-Term Investments 6.1%
Investment Companies 6.1%
26,767,043	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.39%(b)	26,767,043
1,440,000	State Street Navigator Securities Lending Government Money Market Portfolio, 2.42%(b)	1,440,000	(c)

Total Short-Term Investments (Cost $28,207,043)		28,207,043

Total Investments 100.7% (Cost $352,682,633)		467,853,963
Liabilities Less Other Assets (0.7)%		(3,329,042)

Net Assets 100.0%		$464,524,921

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2019. Total value of this security at March 31, 2019 amounted to $1,426,350 for the Fund.
(b)	Represents 7-day effective yield as of March 31, 2019.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2019:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$439,646,920	$—	$—	$439,646,920
Short-Term Investments	—	28,207,043	—	28,207,043
Total Investments	$439,646,920	$28,207,043	$—	$467,853,963

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) March 31, 2019

NUMBER OF SHARES		VALUE†
Common Stocks 97.2%
Aerospace & Defense 5.9%
27,550	General Dynamics Corp.	$4,663,664
29,900	Hexcel Corp.	2,067,884
25,400	Spirit AeroSystems Holdings, Inc. Class A	2,324,862
		9,056,410
Airlines 1.9%
44,500	American Airlines Group, Inc.	1,413,320
93,100	JetBlue Airways Corp.	1,523,116	*
		2,936,436
Auto Components 1.1%
20,900	Aptiv PLC	1,661,341

Banks 8.1%
94,300	BankUnited, Inc.	3,149,620
56,800	BB&T Corp.	2,642,904
52,700	Comerica, Inc.	3,863,964
175,900	KeyCorp	2,770,425
		12,426,913
Beverages 2.1%
53,800	Molson Coors Brewing Co. Class B	3,209,170

Biotechnology 2.3%
26,200	Alexion Pharmaceuticals, Inc.	3,541,716	*

Building Products 2.9%
121,510	Johnson Controls International PLC	4,488,579

Capital Markets 1.4%
32,300	State Street Corp.	2,125,663

Chemicals 3.7%
34,400	Ashland Global Holdings, Inc.	2,687,672
78,200	Chemours Co.	2,905,912
		5,593,584
Commercial Services & Supplies 3.8%
243,000	Covanta Holding Corp.	4,206,330
31,900	KAR Auction Services, Inc.	1,636,789
		5,843,119
Communications Equipment 4.0%
99,600	ARRIS International PLC	3,148,356	*
78,500	Ciena Corp.	2,931,190	*
		6,079,546
Construction & Engineering 1.9%
21,700	Valmont Industries, Inc.	2,823,170

Electric Utilities 1.7%
43,800	Evergy, Inc.	2,542,590

Electronic Equipment, Instruments & Components 1.9%
62,700	Itron, Inc.	2,924,955	*

Entertainment 1.6%
38,150	Lions Gate Entertainment Corp. Class A	596,666
126,550	Lions Gate Entertainment Corp. Class B	1,910,905
		2,507,571
Equity Real Estate Investment Trusts 0.9%
69,300	CoreCivic, Inc.	1,347,885

Food Products 4.3%
133,300	Hain Celestial Group, Inc.	3,081,896	*
54,000	TreeHouse Foods, Inc.	3,485,700	*
		6,567,596
Health Care Equipment & Supplies 2.8%
33,700	Zimmer Biomet Holdings, Inc.	4,303,490

Health Care Providers & Services 0.6%
6,400	Molina Healthcare, Inc.	908,544	*

Hotels, Restaurants & Leisure 6.9%
234,400	International Game Technology PLC	3,044,856
116,600	MGM Resorts International	2,991,956
97,000	Wyndham Destinations, Inc.	3,927,530
12,700	Wyndham Hotels & Resorts, Inc.	634,873
		10,599,215
Household Durables 2.0%
22,400	Whirlpool Corp.	2,976,736

Independent Power and Renewable Electricity Producers 1.1%
91,200	AES Corp.	1,648,896

IT Services 2.5%
26,600	Amdocs Ltd.	1,439,326
165,900	Conduent, Inc.	2,294,397	*
		3,733,723
Media 0.9%
62,900	MSG Networks, Inc. Class A	1,368,075	*

Mortgage Real Estate Investment 2.9%
197,300	Starwood Property Trust, Inc.	4,409,655

Oil, Gas & Consumable Fuels 8.9%
148,400	Cabot Oil & Gas Corp.	3,873,240
89,900	Devon Energy Corp.	2,837,244
49,600	ONEOK, Inc.	3,464,064
118,700	Williams Cos., Inc.	3,409,064
		13,583,612
Pharmaceuticals 1.1%
107,900	Teva Pharmaceutical Industries Ltd. ADR	1,691,872	*

Semiconductors & Semiconductor Equipment 3.3%
27,800	Entegris, Inc.	992,182
106,800	ON Semiconductor Corp.	2,196,876	*
23,200	Skyworks Solutions, Inc.	1,913,536
		5,102,594
Software 4.4%
222,500	Nuance Communications, Inc.	3,766,925	*
67,100	Teradata Corp.	2,928,915	*
		6,695,840
Specialty Retail 5.2%
26,300	Best Buy Co., Inc.	1,868,878

See Notes to Schedule of Investments

NUMBER OF SHARES		VALUE†
362,500	Chico’s FAS, Inc.	$1,547,875
17,500	Children’s Place, Inc.	1,702,400
359,400	Party City Holdco, Inc.	2,853,636	*
		7,972,789
Technology Hardware, Storage & Peripherals 1.7%
52,421	Western Digital Corp.	2,519,353

Trading Companies & Distributors 3.4%
112,400	AerCap Holdings NV	5,231,096	*

Total Common Stocks (Cost $131,560,658)		148,421,734

Short-Term Investments 2.7%
Investment Companies 2.7%
4,076,472	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.39%(a) (Cost $4,076,472)	4,076,472

Total Investments 99.9% (Cost $135,637,130)		152,498,206
Other Assets Less Liabilities 0.1%		127,305

Net Assets 100.0%		$152,625,511

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2019.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2019:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$148,421,734	$—	$—	$148,421,734
Short-Term Investments	—	4,076,472	—	4,076,472
Total Investments	$148,421,734	$4,076,472	$—	$152,498,206

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) March 31, 2019

PRINCIPAL AMOUNT		VALUE†
U.S. Treasury Obligations 0.6%
620,000	U.S. Treasury Note, 2.75%, due 11/30/2020 (Cost $621,889)	$624,262

Mortgage-Backed Securities 26.3%
Adjustable Mixed Balance 0.2%
202,783	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1 month USD LIBOR + 1.13%), 3.61%, due 6/19/2034	196,316	(a)

Commercial Mortgage-Backed 19.8%
778,573	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/2050	768,627
	CD Mortgage Trust
534,096	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/2050	528,760
2,236,190	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/2050	2,210,198
	Citigroup Commercial Mortgage Trust
1,052,505	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	1,048,743
1,312,400	Ser. 2016-P6, Class A1, 1.88%, due 12/10/2049	1,296,961
1,478,546	Ser. 2018-C5, Class A1, 3.13%, due 6/10/2051	1,492,792
	Commercial Mortgage Pass-Through Certificates
479,957	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/2048	476,430
673,077	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/2049	667,192
268,840	Ser. 2015-PC1, Class A1, 1.67%, due 7/10/2050	268,198
1,181,844	CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	1,169,469
1,011,782	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	995,306
353,337	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/2048	350,657
1,653,641	JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C12, Class ASB, 3.16%, due 7/15/2045	1,662,694
638,771	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/2050	631,335	(b)
	Morgan Stanley Bank of America Merrill Lynch Trust
739,243	Ser. 2016-C28, Class A1, 1.53%, due 1/15/2049	731,151
1,133,328	Ser. 2017-C33, Class A1, 2.03%, due 5/15/2050	1,120,493
775,423	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/2048	762,774
298,578	UBS Commercial Mortgage Trust, Ser. 2017-C1, Class A1, 1.89%, due 6/15/2050	294,621
	Wells Fargo Commercial Mortgage Trust
370,472	Ser. 2015-P2, Class A1, 1.97%, due 12/15/2048	368,008
1,152,578	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/2049	1,134,242
2,305,656	Ser. 2018-C45, Class A1, 3.13%, due 6/15/2051	2,322,165
1,070,098	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/2059	1,060,359
820,644	Ser. 2016-C32, Class A1, 1.58%, due 1/15/2059	812,920
		22,174,095
Fannie Mae 3.7%
	Pass-Through Certificates
683,654	3.50%, due 10/1/2025	699,490
1,596,629	3.00%, due 9/1/2027	1,614,031
1,810,399	4.50%, due 5/1/2041—5/1/2044	1,912,011
		4,225,532
Freddie Mac 2.6%
	Pass-Through Certificates
787,856	3.50%, due 5/1/2026	806,884
1,119,366	3.00%, due 1/1/2027	1,131,783
941,268	4.50%, due 11/1/2039	996,709
		2,935,376
	Total Mortgage-Backed Securities (Cost $29,823,251)	29,531,319

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
Corporate Bonds 53.1%
Aerospace & Defense 0.6%
$615,000	United Technologies Corp., 3.35%, due 8/16/2021	$623,346

Agriculture 1.0%
1,105,000	Reynolds American, Inc., 8.13%, due 6/23/2019	1,117,482

Auto Manufacturers 4.3%
885,000	Daimler Finance N.A. LLC, 1.50%, due 7/5/2019	882,046	(b)
1,190,000	Harley-Davidson Financial Services, Inc., (3 month USD LIBOR + 0.50%), 3.14%, due 5/21/2020	1,190,140	(a)(b)
2,750,000	Volkswagen Group of America Finance LLC, (3 month USD LIBOR + 0.77%), 3.46%, due 11/13/2020	2,758,075	(a)(b)
		4,830,261
Banks 19.9%
2,335,000	Bank of America Corp., 5.63%, due 7/1/2020	2,417,334
2,565,000	Citibank N.A., (3 month USD LIBOR + 0.53%), 3.17%, due 2/19/2022	2,574,499	(a)
2,750,000	Goldman Sachs Group, Inc., 5.25%, due 7/27/2021	2,889,052
1,250,000	HSBC Holdings PLC, (3 month USD LIBOR + 0.60%), 3.28%, due 5/18/2021	1,249,329	(a)
2,135,000	JPMorgan Chase & Co., 4.40%, due 7/22/2020	2,183,145
2,500,000	Morgan Stanley, 5.75%, due 1/25/2021	2,625,800
1,770,000	National Australia Bank Ltd., 3.70%, due 11/4/2021	1,806,112
1,995,000	Santander UK PLC, 2.50%, due 1/5/2021	1,980,583
1,295,000	Sumitomo Mitsui Banking Corp., 2.51%, due 1/17/2020	1,293,171
1,300,000	Wells Fargo Bank N.A., (3 month USD LIBOR + 0.49%), 3.33%, due 7/23/2021	1,308,665	(a)
2,035,000	Westpac Banking Corp., 2.15%, due 3/6/2020	2,024,363
		22,352,053
Beverages 1.5%
1,635,000	Anheuser-Busch InBev Worldwide, Inc., 3.75%, due 1/15/2022	1,684,726

Commercial Services 2.0%
2,210,000	ERAC USA Finance LLC, 5.25%, due 10/1/2020	2,279,707	(b)

Diversified Financial Services 3.4%
850,000	AIG Global Funding, 2.15%, due 7/2/2020	843,418	(b)
1,915,000	American Express Co., 2.20%, due 10/30/2020	1,900,645
1,125,000	Capital One Financial Corp., 2.50%, due 5/12/2020	1,121,522
		3,865,585
Electric 3.4%
500,000	Dominion Resources, Inc., Ser. B, 1.60%, due 8/15/2019	497,635
1,340,000	Pennsylvania Electric Co., 5.20%, due 4/1/2020	1,366,945
	Sempra Energy
1,315,000	(3 month USD LIBOR + 0.25%), 3.04%, due 7/15/2019	1,313,106	(a)
635,000	2.40%, due 2/1/2020	632,141
		3,809,827
Media 3.0%
920,000	Comcast Corp., (3 month USD LIBOR + 0.44%), 3.03%, due 10/1/2021	920,925	(a)
740,000	Discovery Communications LLC, 2.20%, due 9/20/2019	737,007
1,660,000	Fox Corp., 3.67%, due 1/25/2022	1,693,169	(b)
		3,351,101
Oil & Gas 2.5%
1,140,000	BP AMI Leasing, Inc., 5.52%, due 5/8/2019	1,143,017	(b)
	BP Capital Markets PLC
405,000	1.68%, due 5/3/2019	404,643
1,180,000	3.56%, due 11/1/2021	1,204,438
		2,752,098

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
Pharmaceuticals 5.6%
$1,325,000	AbbVie, Inc., 2.50%, due 5/14/2020	$1,321,015
1,290,000	CVS Health Corp., 2.80%, due 7/20/2020	1,288,813
2,095,000	Halfmoon Parent, Inc., 3.20%, due 9/17/2020	2,105,055	(b)
495,000	Mylan NV, 2.50%, due 6/7/2019	494,628
1,080,000	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/2019	1,075,330
		6,284,841
Pipelines 1.8%
1,525,000	Enterprise Products Operating LLC, 2.55%, due 10/15/2019	1,521,980
490,000	Kinder Morgan Energy Partners L.P., 6.85%, due 2/15/2020	505,842
		2,027,822
Semiconductors & Semiconductor Equipment 1.8%
2,000,000	Broadcom, Inc., 3.13%, due 4/15/2021	1,998,199	(b)

Telecommunications 2.3%
2,535,000	AT&T, Inc., 2.80%, due 2/17/2021	2,533,428

	Total Corporate Bonds (Cost $59,432,782)	59,510,476

Asset-Backed Securities 19.0%
900,000	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/2022	897,624
	American Express Credit Account Master Trust
2,190,000	Ser. 2018-1, Class A, 2.67%, due 10/17/2022	2,191,728
440,000	Ser. 2019-1, Class A, 2.87%, due 10/15/2024	444,129
	Bank of America Credit Card Trust
800,000	Ser. 2017-A1, Class A1, 1.95%, due 8/15/2022	795,091
2,000,000	Ser. 2018-A3, Class A3, 3.10%, due 12/15/2023	2,024,317
2,800,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A3, Class A3, 1.34%, due 4/15/2022	2,792,262
4,200,000	Chase Issuance Trust, Ser. 2016-A5, Class A5, 1.27%, due 7/15/2021	4,183,933
1,400,000	Citibank Credit Card Issuance Trust, Ser. 2017-A3, Class A3, 1.92%, due 4/7/2022	1,390,407
541,451	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, (1 month USD LIBOR + 0.22%), 2.72%, due 9/26/2033	539,368	(a)
1,023,027	Ford Credit Auto Owner Trust, Ser. 2017-A, Class A3, 1.67%, due 6/15/2021	1,017,523
620,000	GM Financial Automobile Leasing Trust, Ser. 2019-1, Class A2A, 2.91%, due 4/20/2021	620,740
560,000	Hyundai Auto Lease Securitization Trust, Ser. 2019-A, Class A2, 2.92%, due 7/15/2021	560,864	(b)
697,341	SLM Student Loan Trust, Ser. 2013-2, Class A, (1 month USD LIBOR + 0.45%), 2.94%, due 9/25/2043	689,684	(a)
900,000	Toyota Auto Receivables Owner Trust, Ser. 2018-A, Class A3, 2.35%, due 5/16/2022	897,759
	Verizon Owner Trust
379,279	Ser. 2016-1A, Class A, 1.42%, due 1/20/2021	378,358	(b)
1,800,000	Ser. 2019-A, Class A1A, 2.93%, due 9/20/2023	1,813,624

	Total Asset-Backed Securities (Cost $21,169,593)	21,237,411

NUMBER OF SHARES
Short-Term Investments 1.1%
Investment Companies 1.1%
$1,252,659	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.39%(c) (Cost $1,252,659)	1,252,659	(d)

See Notes to Schedule of Investments

	VALUE†
Total Investments 100.1% (Cost $112,300,174)	112,156,127
Liabilities Less Other Assets (0.1)%	(73,254	)(e)

Net Assets 100.0%	$112,082,873

(a)                       Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2019 and changes periodically.

(b)                       Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At March 31, 2019, these securities amounted to $16,463,383, which represents 14.7% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)                        Represents 7-day effective yield as of March 31, 2019.

(d)                       All or a portion of this security is segregated in connection with obligations for futures with a total value of $1,252,659.

(e)                        Includes the impact of the Fund’s open positions in derivatives at March 31, 2019.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At March 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2019	111	U.S. Treasury Note, 2 Year	$23,653,406	$74,997
Total Futures			$23,653,406	$74,997

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2019:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$624,262	$—	$624,262
Mortgage-Backed Securities(a)	—	29,531,319	—	29,531,319
Corporate Bonds(a)	—	59,510,476	—	59,510,476
Asset-Backed Securities	—	21,237,411	—	21,237,411
Short-Term Investments	—	1,252,659	—	1,252,659
Total Investments	$—	$112,156,127	$—	$112,156,127

(a)                   The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), and of inputs used to value the Fund’s derivatives as of March 31, 2019:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$74,997	$—	$—	$74,997
Total	$74,997	$—	$—	$74,997

(a)                   Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^                            A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^
(Unaudited) March 31, 2019

NUMBER OF SHARES		VALUE†
Common Stocks 97.9%
Airlines 1.5%
89,082	Ryanair Holdings PLC ADR	$6,675,805	*

Auto Components 3.1%
176,075	Aptiv PLC	13,996,202

Banks 5.3%
128,493	JPMorgan Chase & Co.	13,007,347
233,280	U.S. Bancorp	11,241,763
		24,249,110
Capital Markets 3.3%
199,234	Intercontinental Exchange, Inc.	15,169,677

Chemicals 2.2%
23,492	Sherwin-Williams Co.	10,118,239

Consumer Finance 2.1%
86,138	American Express Co.	9,414,883

Electrical Equipment 1.0%
53,634	Vestas Wind Systems A/S	4,512,883

Energy Equipment & Services 1.6%
169,572	Schlumberger Ltd.	7,388,252

Equity Real Estate Investment Trusts 1.9%
337,734	Weyerhaeuser Co.	8,895,914

Food & Staples Retailing 2.9%
534,194	Kroger Co.	13,141,172

Health Care Equipment & Supplies 10.6%
67,107	Becton, Dickinson & Co.	16,758,631
141,819	Danaher Corp.	18,722,944
142,559	Medtronic PLC	12,984,274
		48,465,849
Health Care Providers & Services 6.8%
169,326	AmerisourceBergen Corp.	13,464,804
68,432	Cigna Corp.	11,005,234
196,110	Premier, Inc. Class A	6,763,834	*
		31,233,872
Hotels, Restaurants & Leisure 2.4%
471,675	Compass Group PLC	11,085,638

Industrial Conglomerates 3.2%
69,690	3M Co.	14,480,188

Insurance 3.9%
245,929	Progressive Corp.	17,729,022

Interactive Media & Services 3.3%
12,639	Alphabet, Inc. Class A	14,874,713	*

Internet & Direct Marketing Retail 3.1%
375,193	eBay, Inc.	13,934,668

IT Services 5.5%
210,061	Cognizant Technology Solutions Corp. Class A	15,218,920
41,927	MasterCard, Inc. Class A	9,871,712
		25,090,632
Machinery 2.7%
90,561	Stanley Black & Decker, Inc.	12,331,691

Media 4.8%
548,138	Comcast Corp. Class A	21,914,557

Oil, Gas & Consumable Fuels 3.3%
180,509	EQT Corp.	3,743,757
144,407	Equitrans Midstream Corp.	3,145,184
326,070	Noble Energy, Inc.	8,063,711
		14,952,652
Personal Products 3.2%
248,596	Unilever NV	14,490,661

Pharmaceuticals 2.6%
42,671	Roche Holding AG	11,756,755

Professional Services 1.5%
83,371	ManpowerGroup, Inc.	6,893,948

Semiconductors & Semiconductor Equipment 3.8%
162,700	Texas Instruments, Inc.	17,257,589

Software 2.4%
41,830	Intuit, Inc.	10,934,780

Specialty Chemicals 2.1%
205,425	Novozymes A/S B Shares	9,444,969

Specialty Retail 4.2%
112,238	Advance Auto Parts, Inc.	19,139,946

Textiles, Apparel & Luxury Goods 1.6%
207,467	Gildan Activewear, Inc.	7,462,588

Trading Companies & Distributors 2.0%
29,928	W.W. Grainger, Inc.	9,006,233

Total Common Stocks (Cost $321,368,795)		446,043,088

Short-Term Investments 2.1%

PRINCIPAL AMOUNT
Certificates of Deposit 0.1%
$100,000	Self Help Credit Union, 0.25%, due 4/29/2019	100,000
100,000	Self Help Federal Credit Union, 0.25%, due 6/22/2019	100,000
		200,000

NUMBER OF SHARES
Investment Companies 2.0%
9,263,398	State Street Institutional Treasury Money Market Fund Premier Class, 2.35%(a)	9,263,398

Total Short-Term Investments (Cost $9,463,398)		9,463,398

Total Investments 100.0% (Cost $330,832,193)		455,506,486
Other Assets Less Liabilities 0.0%(b)		25,387

Net Assets 100.0%		$455,531,873

See Notes to Schedule of Investments

*      Non-income producing security.

(a)   Represents 7-day effective yield as of March 31, 2019.

(b)   Represents less than 0.05% of net assets of the Fund.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2019:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$446,043,088	$—	$—	$446,043,088
Short-Term Investments	—	9,463,398	—	9,463,398
Total Investments	$446,043,088	$9,463,398	$—	$455,506,486

(a)   The Schedule of Investments provides information on the industry categorization for the portfolio.

^      A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

March 31, 2019

Notes to Schedule of Investments (Unaudited)

†                             In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: Guardian Portfolio (“Guardian”), International Equity Portfolio (“International Equity”), Large Cap Value Portfolio (“Large Cap Value”), Mid Cap Growth Portfolio (“Mid Cap Growth”), Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Short Duration Bond Portfolio (“Short Duration Bond”), and Sustainable Equity Portfolio (“Sustainable Equity”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and master limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

March 31, 2019

Notes to Schedule of Investments (Unaudited) (cont’d)

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost. (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing & Reference Data, LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

March 31, 2019

Notes to Schedule of Investments (Unaudited)

ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Subsequent Event

On December 13, 2018, the Board of Trustees of the Neuberger Berman Advisers Management Trust (the “Trust”) approved two separate reorganizations of Guardian Portfolio and Large Cap Value Portfolio (each, a “Merging Portfolio”) into Sustainable Equity Portfolio (the “Surviving Portfolio,” and together with the Merging Portfolios, the “Portfolios”) (each a “Reorganization”).  All Portfolios are series of the Trust.

Each Reorganization took effect after the close of business on April 30, 2019. Accordingly, shareholders of each Merging Portfolio became shareholders of the Surviving Portfolio.

Legend

(Unaudited) March 31, 2019

Benchmarks:

LIBOR = London Interbank Offered Rate

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) March 31, 2019

Investments	Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES - 48.7%
Federal Agricultural Mortgage Corp.
1.64%, 4/17/2020	3,000,000	2,977,161
FFCB
1.18%, 10/18/2019	1,000,000	993,698
FHLB
1.00%, 9/26/2019	2,500,000	2,482,608
FHLMC
1.50%, 1/17/2020	2,700,000	2,679,685
FNMA
1.75%, 6/20/2019	3,000,000	2,995,190
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,164,025)		12,128,342

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 48.4%
U.S. Treasury Notes
1.38%, 12/15/2019(a)	2,900,000	2,878,930
1.63%, 3/15/2020(a)	2,000,000	1,985,391
1.63%, 6/30/2020(a)	2,900,000	2,872,813
1.88%, 12/15/2020(a)	1,800,000	1,786,641
2.38%, 3/15/2021	2,500,000	2,504,590
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,047,482)		12,028,365

Investments	No. of Rights	Value ($)
RIGHTS - 0.0%(b)
Biotechnology - 0.0%(b)
Tobira Therapeutics, Inc., CVR *(c)(d)(e)	225	13
Media - 0.0%
Media General, Inc., CVR *(c)(d)(e)	2,550	—
TOTAL RIGHTS (Cost $7,172)		13

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%
Software - 0.0%
Midstates Petroleum Co., Inc. Escrow 10.00%, 6/1/2020(c)(d)(e)(f) (Cost $—)	18,000	—

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 3.2%

INVESTMENT COMPANIES - 3.2%
Invesco Government & Agency Portfolio, Institutional Class, 2.31% (g)(h)	794,651	794,651
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 2.27% (g)(h)	41	41
TOTAL INVESTMENT COMPANIES (Cost $794,692)		794,692

Total Investments - 100.3% (Cost $25,013,371)		24,951,412
Liabilities Less Other Assets - (0.3%)(i)		(79,318)
Net Assets - 100.0%		24,872,094

*                               Non-income producing security.

(a)                       All or a portion of this security is pledged with the custodian for options written.

(b)                       Represents less than 0.05% of net assets of the Fund.

(c)                        Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2019 amounted to $13, which represents 0.00% of net assets of the Fund.

(d)                       Illiquid security.

(e)                        Value determined using significant unobservable inputs.

(f)                         Defaulted security.

(g)                        Represents 7-day effective yield as of March 31, 2019.

(h)                       All or a portion of this security is segregated in connection with obligations for options written with a total value of $794,692.

(i)                           Includes the impact of the Fund’s open positions in derivatives at March 31, 2019.

Abbreviations
CVR	Contingent Value Rights
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See Notes to Schedule of Investments

Derivative Instruments

Written option contracts (“options written”)

At March 31, 2019, the Fund had outstanding options written as follows:

Description Puts Index	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Russell 2000 E-Mini Index	1	$(153,974)	$1515	4/5/2019	$(585)
Russell 2000 E-Mini Index	3	(461,922)	1,520	4/5/2019	(2,100)
Russell 2000 E-Mini Index	1	(153,974)	1,565	4/5/2019	(2,845)
Russell 2000 E-Mini Index	1	(153,974)	1,570	4/5/2019	(3,235)
Russell 2000 E-Mini Index	2	(307,948)	1,515	4/12/2019	(2,160)
Russell 2000 E-Mini Index	2	(307,948)	1,555	4/12/2019	(5,320)
Russell 2000 E-Mini Index	2	(307,948)	1,560	4/12/2019	(5,910)
Russell 2000 E-Mini Index	4	(615,896)	1,510	4/18/2019	(4,940)
Russell 2000 E-Mini Index	2	(307,948)	1,560	4/18/2019	(6,430)
Russell 2000 E-Mini Index	2	(307,948)	1,500	4/26/2019	(2,780)
Russell 2000 E-Mini Index	1	(153,974)	1,510	4/26/2019	(1,640)
Russell 2000 E-Mini Index	1	(153,974)	1,520	4/26/2019	(1,930)
Russell 2000 E-Mini Index	2	(307,948)	1,535	4/26/2019	(4,910)
S&P 500 Index	2	(566,880)	2,745	4/5/2019	(310)
S&P 500 Index	2	(566,880)	2,775	4/5/2019	(740)
S&P 500 Index	5	(1,417,200)	2,785	4/5/2019	(2,450)
S&P 500 Index	1	(283,440)	2,790	4/5/2019	(560)
S&P 500 Index	3	(850,320)	2,800	4/5/2019	(2,205)
S&P 500 Index	2	(566,880)	2,810	4/5/2019	(1,810)
S&P 500 Index	2	(566,880)	2,815	4/5/2019	(2,190)
S&P 500 Index	1	(283,440)	2,830	4/5/2019	(1,600)
S&P 500 Index	6	(1,700,640)	2,720	4/12/2019	(2,280)
S&P 500 Index	5	(1,417,200)	2,775	4/12/2019	(4,800)
S&P 500 Index	3	(850,320)	2,790	4/12/2019	(3,705)
S&P 500 Index	4	(1,133,760)	2,815	4/12/2019	(7,460)
S&P 500 Index	2	(566,880)	2,810	4/18/2019	(4,270)
S&P 500 Index	6	(1,700,640)	2,825	4/18/2019	(15,690)
S&P 500 Index	2	(566,880)	2,835	4/18/2019	(5,990)
S&P 500 Index	8	(2,267,520)	2,840	4/18/2019	(25,640)
S&P 500 Index	3	(850,320)	2,785	4/26/2019	(6,315)
S&P 500 Index	1	(283,440)	2,805	4/26/2019	(2,615)
S&P 500 Index	1	(283,440)	2,810	4/26/2019	(2,755)
S&P 500 Index	12	(3,401,280)	2,825	4/26/2019	(37,860)
S&P 500 Index	2	(566,880)	2,845	4/26/2019	(8,090)
S&P 500 Index	3	(850,320)	2,825	5/3/2019	(11,100)
Total options written (premium received $339,041)					$(195,220)

At March 31, 2019, the Fund had securities pledged in the amount of $7,441,738 to cover collateral requirements for options written.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (See Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of March 31, 2019:

Asset Valuation Inputs

	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Government Agency Securities	$—	$12,128,342	$—	$12,128,342
U.S. Treasury Obligations	—	12,028,365	—	12,028,365
Rights(a)	—	—	13	13
Short-Term Investments	—	794,692	—	794,692
Total Long Positions	$—	$24,951,399	$13	$24,951,412

(a)         The Schedule of Investments provides information on the industry categorization for the portfolio.

*                 The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/2019	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2019
Investments in Securities:
Rights(a)
Biotechnology	$13	$—	$—	$—	$—	$—	$—	$13	$—

(a)              As of the period ended March 31, 2019, this investment was fair valued in accordance with procedures approved by the Board of Trustees. This investment did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating a valuation is not presented.

The following is a summary, categorized by Level (See Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of March 31, 2019:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(195,220)	$—	$—	$(195,220)

^ A balance indicated with a “-”, either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

March 31, 2019

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Fund are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in exchange-traded options written and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (cont’d)

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.